Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.57%
Communication services: 5.49%
Diversified telecommunication services: 2.55%
Verizon Communications, Inc.	218,340	$8,231,418
Media: 2.94%
Comcast Corp. Class A	216,040	9,473,354
Consumer discretionary: 1.98%
Specialty retail: 1.98%
Home Depot, Inc.	18,381	6,369,935
Consumer staples: 0.97%
Consumer staples distribution & retail : 0.97%
Target Corp.	22,069	3,143,067
Financials: 4.13%
Financial services: 4.13%
Mastercard, Inc. Class A	15,372	6,556,312
Visa, Inc. Class A	25,975	6,762,591
		13,318,903
Health care: 3.88%
Biotechnology: 2.09%
Amgen, Inc.	23,353	6,726,131
Health care providers & services: 1.79%
UnitedHealth Group, Inc.	10,974	5,777,482
Information technology: 2.88%
Communications equipment: 2.88%
Cisco Systems, Inc.	183,802	9,285,677
Real estate: 3.03%
Specialized REITs : 3.03%
American Tower Corp.	45,216	9,761,230
Utilities: 76.21%
Electric utilities: 42.33%
Alliant Energy Corp.	137,556	7,056,623
American Electric Power Co., Inc.	183,590	14,911,180
Constellation Energy Corp.	88,850	10,385,676
Duke Energy Corp.	161,141	15,637,123
Entergy Corp.	73,946	7,482,596
Eversource Energy	79,301	4,894,458
Exelon Corp.	315,250	11,317,475
FirstEnergy Corp.	166,523	6,104,733
NextEra Energy, Inc.	547,753	33,270,517
Southern Co.	237,076	16,623,769
Xcel Energy, Inc.	141,622	8,767,818
		136,451,968
See accompanying notes to portfolio of investments
Allspring Utility and Telecommunications Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Gas utilities: 3.17%
Atmos Energy Corp.	88,150	$10,216,585
Multi-utilities: 28.17%
Ameren Corp.	141,152	10,210,936
CenterPoint Energy, Inc.	361,174	10,318,741
CMS Energy Corp.	175,649	10,199,937
Dominion Energy, Inc.	211,988	9,963,436
DTE Energy Co.	121,890	13,439,591
Public Service Enterprise Group, Inc.	158,388	9,685,426
Sempra	223,916	16,733,243
WEC Energy Group, Inc.	121,792	10,251,233
		90,802,543
Water utilities: 2.54%
American Water Works Co., Inc.	61,932	8,174,405
Total common stocks (Cost $215,219,420)		317,732,698

		Yield
Short-term investments: 1.16%
Investment companies: 1.16%
Allspring Government Money Market Fund Select Class♠∞		5.28%	3,723,721	3,723,721
Total short-term investments (Cost $3,723,721)				3,723,721
Total investments in securities (Cost $218,943,141)	99.73%			321,456,419
Other assets and liabilities, net	0.27			877,058
Total net assets	100.00%			$322,333,477

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,987,005	$44,052,607	$(44,315,891)	$0	$0	$3,723,721	3,723,721	$178,094
See accompanying notes to portfolio of investments
2 | Allspring Utility and Telecommunications Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,704,772	$0	$0	$17,704,772
Consumer discretionary	6,369,935	0	0	6,369,935
Consumer staples	3,143,067	0	0	3,143,067
Financials	13,318,903	0	0	13,318,903
Health care	12,503,613	0	0	12,503,613
Information technology	9,285,677	0	0	9,285,677
Real estate	9,761,230	0	0	9,761,230
Utilities	245,645,501	0	0	245,645,501
Short-term investments
Investment companies	3,723,721	0	0	3,723,721
Total assets	$321,456,419	$0	$0	$321,456,419
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Utility and Telecommunications Fund | 3